Schedule of Accounts Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1		$ 426,862
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2		176,404
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3		(10,889)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4		(10,000)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5		416,373
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6		$ 166,404
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	$ 675,043
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	426,862
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	(10,889)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	(10,889)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	664,554
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	$ 416,373